Retirement benefit plan - Amounts recorded in consolidated statements of income (loss) (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Retirement benefit plan
Current service cost	SFr 1,688	SFr 1,453	SFr 1,712
Interest cost	680	804	126
Past service cost		903
Interest income	(574)	(705)	(87)
Net pension cost	SFr 1,794	SFr 2,455	SFr 1,751